Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Operating loss carry forward		$ 16,500
Operating loss carryforward expiration date		2037
Corporate tax rate			21.00%
Current income tax expenses benefit	$ 14,900
Liability for Uncertainty in Income Taxes, Current		$ 0